13. Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2020
Intangible Assets - Goodwill
13. Intangible assets - Goodwill
13.	Intangible assets - Goodwill

Goodwill is the difference between the acquisition cost and the Bank's participation in the net fair value of assets, liabilities and contingent liabilities of the acquired company. When the difference is negative (negative goodwill), it is recognized immediately through income statement. In accordance with IAS 36 the goodwill is tested annually for impairment or whenever there is an evidence of reduction on the recoverable value of the cash generating unit to which the goodwill was allocated. Goodwill is recognized at cost considering the accumulated impairment losses. Impairment losses related to goodwill are not reversible. Gains and losses related to the sale of an entity include the carrying amount of goodwill relating to the entity sold.

The goodwill recorded is subject to impairment test (note 2.o.i) and has been allocated according to the operating segments (note 44).

Based on the assumptions described bellow, no impairment loss was recognized for goodwill at December 31, 2020, 2019 and 2018.

Thousand of reais	2020	2019	2018

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,215,749	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda, (Super)	-	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
Return Capital Serviços de Recuperação de Créditos S.A. (Current Company name of Ipanema Empreendimentos e Participações S.A.)	24,346	24,346	27,630
Santander Brasil Tecnologia S.A.	16,381	16,382	16,382
Total	28,360,137	28,375,004	28,378,288

	Commercial Banking
	2020	2019	2018
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual (1)	4.3%	4.8%	5.1%
Discount rate (2)	12.4%	12.5%	13.6%

(1) The projections of cash flow are prepared using management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM), The discount rate before tax is 19.56% (2019 – 17.88% and 2018 – 19.33%).

Thousand of reais	2020	2019	2018

Balance at beginning of the year	28,375,004	28,378,288	28,364,256
Additions (loss):
Super (Note 3)	(13,050)	-	-
Banco ABN Amro Real S.A. (Banco Real)	(1,817)	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	-	(3,284)	(490)
Produban Serviços de Informática S.A.	-	-	16,382
Others	-	-	(1,860)
Balance at end of the year	28,360,137	28,375,004	28,378,288

A quantitative impairment test of goodwill is carried out on an annual basis at the second half of the year. At the end of each year, a qualitative assessment is carried out in order to check the existence of signs of impairment. For the years 2020, 2019 and 2018, no indication of impairment was identified. During the year ended December 31, 2020, and the prior years there was no evidence of impairment.

In the goodwill impairment test, discount rates and perpetuity growth are the most sensitive assumptions for calculating the present value (value in use) of discounted future cash flows. With a variation of + 0.25% or -0.25% in these rates, the value of future cash flows discounted to present value continues to indicate the absence of impairment.